Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0001763415
Registrant Name	Bitwise Bitcoin ETF
Registration File Number	333-287903
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES